Intangible assets - Narrative (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	R 94,638	R 119,408
Capital expenditures incurred but not yet paid		5,000
Amortization expense	R 63,926	R 44,734	R 47,586
Period over which management has projected cash flows	5 years
Cash-generating units | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Approved financial budget period over which management has projected cash flows	3 years
Cash-generating units | Top of range
Disclosure of detailed information about intangible assets [line items]
Approved financial budget period over which management has projected cash flows	5 years
CSO segment
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	6 years 6 months	5 years
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Amortization expense	R 44,100	R 30,100	24,900
Product development costs
Disclosure of detailed information about intangible assets [line items]
Staff costs capitalized to intangibles	46,400	54,600	45,200
Capital expenditures incurred but not yet paid		1,900	900
Net book amount of assets in progress	32,100	51,100	43,600
Product development costs | CSO segment
Disclosure of detailed information about intangible assets [line items]
Impairments to intangible assets	400	500
Product development costs | Africa segment
Disclosure of detailed information about intangible assets [line items]
Impairments to intangible assets	2,300	2,600
Computer software, technology, in-house software and other
Disclosure of detailed information about intangible assets [line items]
Staff costs capitalized to intangibles	R 0	1,600	1,300
Capital expenditures incurred but not yet paid		3,100
Net book amount of assets in progress		R 42,800	R 18,300
Computer software, technology, in-house software and other | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	2 years
Computer software, technology, in-house software and other | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	5 years
Change in useful lives, amortization expense | CSO segment
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in accounting estimate	R (4,500)